Significant Accounting Policies (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of fair value method for share-based compensation awards
Suboptimal exercise multiple
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Schedule of fair value method for share-based compensation awards
Suboptimal exercise multiple	$ 2	$ 2.0	$ 3.0
Risk free interest rate	0.20%	0.10%	0.10%
Volatility	55.00%	50.00%	50.00%
Maximum [Member]
Schedule of fair value method for share-based compensation awards
Suboptimal exercise multiple	$ 2.5	$ 10.0	$ 10.0
Risk free interest rate	2.20%	2.50%	2.50%
Volatility	50.00%	55.00%	55.00%